Long-Term Debt - Additional Information - Other (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) term_loan credit_facility tranche	Dec. 31, 2018 USD ($) term_loan credit_facility
Debt Instrument [Line Items]
Debt instrument, face amount	$ 3,178,950	$ 3,097,742
Weighted-average interest rate	4.30%	5.10%
Aggregate principal repayments, 2020	$ 354,400
Aggregate principal repayments, 2021	315,700
Aggregate principal repayments, 2022	577,700
Aggregate principal repayments, 2023	1,113,300
Aggregate principal repayments, 2024	453,200
Aggregate principal repayments, thereafter	$ 414,400
Number of outstanding term loans | term_loan	1	1
Revolving credit facility
Debt Instrument [Line Items]
Aggregate principal repayments, 2020	$ 73,600
Aggregate principal repayments, 2021	73,600
Aggregate principal repayments, 2022	103,600
Aggregate principal repayments, 2023	53,600
Aggregate principal repayments, 2024	$ 208,800
Number of credit facilities | credit_facility	2	2
ALP Maritime Services B.V.
Debt Instrument [Line Items]
Debt instrument, face amount	$ 71,600
Number of tranches | tranche	1
Fixed interest rate	2.93%
Interest rate swaps | LIBOR | Minimum
Debt Instrument [Line Items]
Marginal rate added for interest paid (as a percent)	0.90%	0.90%
Interest rate swaps | LIBOR | Maximum
Debt Instrument [Line Items]
Marginal rate added for interest paid (as a percent)	4.30%	4.30%
Collateralized Debt Obligations | Revolving credit facility
Debt Instrument [Line Items]
Number of outstanding term loans | credit_facility	2
Collateralized Debt Obligations | Term loan
Debt Instrument [Line Items]
Number of outstanding term loans | credit_facility	7
Collateralized Debt Obligations | Minimum
Debt Instrument [Line Items]
Asset value to outstanding drawn principal balance ratio	100.00%
Vessel values to drawn principal balance ratios	126.00%
Collateralized Debt Obligations | Maximum
Debt Instrument [Line Items]
Asset value to outstanding drawn principal balance ratio	150.00%
Vessel values to drawn principal balance ratios	501.00%